                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                               File No. 33-11495
                                                               File No. 811-4989

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

         Pre-Effective Amendment No.                                        [_]
                                                  ---------
         Post-Effective Amendment No.                31                     [X]
                                                  ---------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

         Amendment No.                               32
                                                  ---------


                            VOYAGEUR MUTUAL FUNDS II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 2005 Market Street, Philadelphia, Pennsylvania      19103-7094
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:              (800) 523-1918
                                                                 --------------

      Richelle S. Maestro, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           October 31, 2003
                                                               ----------------

It is proposed that this filing will become effective:

___________ immediately upon filing pursuant to paragraph (b)
_____X_____ on October 31, 2003 pursuant to paragraph (b)
___________ 60 days after filing pursuant to paragraph (a) (1)
___________ on (date) pursuant to paragraph (a)(1)
___________ 75 days after filing pursuant to paragraph (a) (2)
___________ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate:

___________         this post-effective amendment designates a new effective
                    date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Mutual Funds II, as successor issuer of Voyageur Mutual Funds II, Inc., is filing this amendment to the registration statement of Voyageur Mutual Funds II, Inc. and expressly adopts the registration statement of Voyageur Mutual Funds II, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.


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                             --- C O N T E N T S ---



This Post-Effective Amendment No. 31 to Registration File No. 33-11495 includes the following:


         1. Facing Page

         2. Contents Page

         3. Part A - Prospectus (1)

         4. Part B - Statement of Additional Information (1)

         5. Part C - Other Information (2)

         6. Signatures

         7. Exhibits


This Post-Effective Amendment relates to the Registrant's one series of shares and its classes: Delaware Tax-Free Colorado Fund - Delaware Tax-Free Colorado Fund A Class, Delaware Tax-Free Colorado Fund B Class and Delaware Tax-Free Colorado Fund C Class.

         (1) The Registrant's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 28 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2003.

         (2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 28 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2003.








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                                     PART C
                                     ------

                                Other Information
                                -----------------

Item 23.    Exhibits

            (a)   Agreement and Declaration of Trust.

                  (1)      Agreement and Declaration of Trust (December 17,
                           1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

                  (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

            (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

            (c)   Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

                  (2) By-Laws. Article II of By-Laws attached incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

            (d) Investment Management Agreement. Investment Management Agreement (November 1, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 30, 2000.

            (e)   (1)      Distribution Agreement.

                           (i)     Executed Distribution Agreement (April 19,
                                   2001) between Delaware Distributors, L.P. and the Registrant on behalf of the Fund incorporated into this filing by reference by Post-Effective Amendment No. 27 filed October 31, 2001.

                           (ii) Form of Second Amended and Restated Financial Intermediary Distribution Agreement (August 21, 2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant attached as Exhibit.

                  (2) Dealer's Agreement. Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 18, 2002.

                  (3) Vision Mutual Fund Gateway Agreement. Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 18, 2002.

                  (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 18, 2002.

                  (5)      Bank/Trust Agreement. Bank/Trust Agreement (January
                           2001) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 18, 2002.

            (f)   Inapplicable.





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            (g)   Custodian Agreement.

                  (1) Form of Amended and Restated Mutual Fund Custody and Services Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 18, 2002.

            (h)   Other Material Contracts.

                  (1)      Executed Shareholder Services Agreement (April 19,
                           2001) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference by Post-Effective Amendment No. 27 filed October 31, 2001.

                           (i) Executed Schedule B (May 15, 2003) to Shareholder Services Agreement attached as Exhibit.

                           (ii) Executed Amendment Letter (August 23, 2002) to Shareholder Services Agreement attached as Exhibit.

                  (2) Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                           (i) Executed Schedule B (May 16, 2002) to Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 18, 2002.

                           (ii) Executed Amendment No. 27 to Schedule A (October 1, 2003) of Delaware Family of Funds Fund Accounting Agreement attached as Exhibit.

            (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

            (j)   Consent of Auditors. Attached as Exhibit.

            (k)   Inapplicable.

            (l) Letter of Investment Intent. Incorporated into this filing by reference to Form N-1A filed on April 13, 1987.

            (m) Plans under Rule 12b-1. Plan under Rule 12b-1 for Class A, B and C Shares incorporated into this filing by reference by Post-Effective Amendment No. 27 filed October 31, 2001.

            (n) Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1, 2003) attached as Exhibit.

            (o)   Inapplicable.

            (p)   Codes of Ethics.

                  (1) Code of Ethics for the Delaware Investments' Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 30 filed November 18, 2002.

                  (2) Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. attached as Exhibit.

                  (3) Lincoln Financial Distributors, Inc. incorporated into this filing by reference by Post-Effective Amendment No. 27 filed October 31, 2001.




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            (q)   Power of Attorney. Attached as Exhibit.

Item 24.    Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 26 filed August 16, 1999.

Item 26. Business and Other Connections of Investment Adviser. Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Limited-Term Government Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.). In addition, certain officers of the Manager also serve as Trustees/Directors of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a). Incorporated into this filing by reference to Post-Effective
            Amendment No. 28 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2003.

Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 28 to the Registration Statement of Voyageur Mutual Funds filed October 31, 2003.

Item 28. Location of Accounts and Records. All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.    Management Services. None.

Item 30.    Undertakings. Inapplicable.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 27th day of October, 2003.

                                                 VOYAGEUR MUTUAL FUNDS II

                                                 By:     Jude T. Driscoll
                                                    ----------------------------
                                                         Jude T. Driscoll
                                                             Chairman


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                        Title                                                            Date
---------------------------------------------    --------------------------------------------------     --------------------------

Jude T. Driscoll                                 Chairman (Principal Executive Officer)                     October 27, 2003
------------------------------------
Jude T. Driscoll

                                    *            Trustee                                                    October 27, 2003
-------------------------------------
Walter P. Babich

                                    *            Trustee                                                    October 27, 2003
-------------------------------------
John H. Durham

                                    *            Trustee                                                    October 27, 2003
-------------------------------------
Anthony D. Knerr

                                    *            Trustee                                                    October 27, 2003
-------------------------------------
Ann R. Leven

                                    *            Trustee                                                    October 27, 2003
-------------------------------------
Thomas F. Madison

                                    *            Trustee                                                    October 27, 2003
-------------------------------------
Janet L. Yeomans

                                    *            Executive Vice President/Chief Financial                   October 27, 2003
-------------------------------------            Officer (Principal Financial Officer)
Joseph H. Hastings



                                       *By: Jude T. Driscoll
                                           --------------------------
                                            Jude T. Driscoll
                                       As Attorney-in-Fact for
                                   each of the persons indicated




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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549















                                    Exhibits
                                       To
                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



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                                INDEX TO EXHIBITS

Exhibit No.                Exhibit
-----------                -------

EX-99.E1(ii)               Form of Second Amended and Restated Financial
                           Intermediary Distribution Agreement (August 21, 2003) between Delaware Distributors, L.P. and Lincoln
                           Financial Distributors, Inc. on behalf of the Registrant

EX-99.H1(i)                Executed Schedule B (May 15, 2003) to Shareholder
                           Services Agreement

EX-99.H1(ii)               Executed Amendment Letter (August 23, 2002) to
                           Shareholder Services Agreement

EX-99.H2(ii)               Executed Amendment No. 27 to Schedule A (October 1,
                           2003) of the Delaware Family of Funds Fund Accounting
                           Agreement

EX-99.J                    Consent of Auditor

EX-99.N                    Plan under Rule 18f-3 (May 1, 2003)

EX-99.P2 Code of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.

EX-99.Q                    Power of Attorney